Lease Arrangements (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
a.	Right-of-use assets

	December 31, 2019	June 30, 2020
Carrying amounts

Buildings	$727,866	$594,953

	For the six months ended June 30
	2019	2020
Depreciation charge for right-of-use assets
Buildings	$135,247	$132,913

Lease liabilities
b.	Lease liabilities

	December 31, 2019	June 30, 2020
Carrying amounts
Current	$264,543	$274,077
Non-current	490,835	351,935

	$755,378	$626,012

Discount rate for lease liabilities was as follows:

	December 31, 2019	June 30, 2020
Buildings	6%	6%

Other lease information
d.	Other lease information

	For the six months ended June 30
	2019	2020
Expenses relating to short-term leases	$180,413	$69,761

Expenses relating to low-value asset leases	$619	$1,765

Total cash outflow for leases	$327,441	$221,016

Summary of lease commitments	All lease commitments with lease terms commencing after the balance sheet dates are as follows:

	December 31, 2019	June 30, 2020
Lease commitments	$67,935	$68,554